Stock-based Compensation Plans and Awards (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Compensation cost related to stock options granted but not recognized	$ 814,842
Restricted common shares			$ 269,093	$ 221,858
Stock based compensation	$ 13,226	$ 1,436,781	$ 1,854	$ 1,854
Weighted average grant date fair value of options granted			$ 0.61	$ 0.12
Employee and non-employee stock-based awards			$ 398,569	$ 76,558
Stock-based Compensation weighted-average period	1 year 1 month 13 days
Common stock, shares outstanding	25,234,284		25,198,456	13,335,890
Employee and Non-employee [Member]
Stock based compensation	$ 13,226	56,671
Restricted Stock Awards [Member]
Stock based compensation	297	$ 457
Unrecognized stock based compensation expense	$ 894
Common stock, shares outstanding	279,921		269,093
Options to Non-Employees [Member]
Outstanding options issued to non-employees			319,013	234,968
Options issued to non-employees, Vested			303,061	172,550
Stock-based compensation expenses related to option grants			$ 91,076	$ 3,210
Compensation cost related to stock options granted but not recognized			$ 7,132
Recognization period of compensation cost			1 year 2 months 19 days
Stock-based Compensation Expense [Member]
Compensation cost related to stock options granted but not recognized			$ 89,422
Recognization period of compensation cost			1 year 9 months 18 days
Stock Options [Member]
Weighted average grant date fair value of options granted	$ 0.69		$ 1.00	$ 0.71